Stockholders' Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Equity [Abstract]
Stockholders' Equity

NOTE 6 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 5,000,000 shares of preferred stock, par value at $.001 per share. As of September 30, 2013 and June 30, 2013, none of the shares were issued or outstanding.

Common Stock Repurchase Program

The Company’s Board of Directors in November 2012 approved the repurchase of a maximum of 3,000,000 shares of Company common stock through December 31, 2013 to be retired as purchased. No shares have been repurchased during the three months ended September 30, 2013.

NOTE 7 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 5,000,000 shares of preferred stock, par value at $.001 per share. As of June 30, 2013 and 2012, none of the shares were issued or outstanding.

Common Stock

In November 2012, the Company’s stockholders approved an amendment to our Certificate of Incorporation to increase the number of shares of common stock available for issuance from 50,000,000 shares to 100,000,000 shares.

Common Stock Repurchase Program

During 2013, the Company’s Board of Directors approved the repurchase of a maximum of 3,000,000 shares of Company common stock through December 31, 2013 to be retired as purchased. No shares have been repurchased during the year ended June 30, 2013.

During 2009, the Company’s Board of Directors approved a stock repurchase program, pursuant to which up to 5,000,000 shares of its common stock could be repurchased under the program through December 31, 2010. The 4,919,239 shares held in treasury were retired during the year ended June 30, 2012.